Trade Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Trade payables and other current liabilities

33. Trade payables and other current liabilities

Trade payables and other current liabilities are detailed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Trade payables	239,179	164,787
Payables to social security institutions	7,528	6,362
Payables to personnel	37,269	32,772
VAT Payables	436	5,195
Other tax payables	—	3,181
Deferred Income and Prepayments	12,471	8,222
Other current liabilities	11,796	10,081
Total trade payables and other current liabilities	308,679	230,600

The book value of trade payables is approximately equal to their fair value. Terms and condition of the above financial liabilities:

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Trade payables are non-interest bearing and are normally settled on 60 to 90-day term;
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Other payables are non-interest bearing and have an average term of six months.

Other current liabilities include customer returns that reflect the improved estimate on expected liabilities against future expected returns regarding revenue recognized in the current or in previous years, estimated on the basis of past experience.

In 2018 the Group launched the “Confirming program”, a web-based and pay-per-use Supply Chain Finance solution, that allows Group suppliers to anticipate their receivables. The main benefits for the Group are an improvement of supply chain financial stability and a simplification in payment management cycle. Under such program, the suppliers can elect on an invoice-by-invoice basis to receive a discounted early payment from the relationship bank rather than being paid in line with the agreed payment terms. If the option is taken, the Group's liability is assigned by the supplier to be due to the relationship bank rether than the supplier. The value of the liability payable by the Group remains unchanged. As at December 31, 2022 the total amount of accounting payables related to the Confirming program equals to EUR 20,695 thousand (EUR 3,900 thousand as at December 31, 2021). The Group assesses the arrangement against indicators to assess if debts, which vendors have sold to the funder under the supplier financing scheme, continue to meet the definition of trade payables or should be classified as borrowings. At December 31, 2022, the payables meet the criteria of trade payables.